Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Fair Value of Share Options, Valuation Assumptions
	Year ended December 31,
	2013	2014	2015
Risk-free interest rate	3.40% - 4.02%	3.96%~4.61%	3.11%~3.60%
Expected life (years)	6.35	5.85~6.35	5.75~6.35
Volatility	46.04% - 46.68%	44.28%~46.02%	40.87%~43.96%
Dividend yield	-	-	-

Summary of Share Options Activities
		Weighted average	Weighted average	Aggregate
		exercise price	remaining contractual	intrinsic value
	Number of options	per option	life (Years)	(in thousands)

Outstanding at December 31, 2014	9,183,990	$10.57	6.61	257,557
Granted	283,750	30.45
Exercised	(2,283,226)	8.37
Expired	(31,034)	34.57
Forfeited	(875,161)	20.67

Outstanding at December 31, 2015	6,278,319	10.75	5.71	238,374

Vested and exercisable at December 31, 2015	5,090,994	8.19	5.28	206,201

Vested and expect to vest at December 31, 2015	16,098,820	8.04	5.28	653,245

Summary of Nonvested Shares Activities
		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date

Outstanding at December 31, 2014	8,544,115	$26.85
Granted	3,779,124	39.57
Vested	(3,568,506)	19.31
Forfeited	(1,868,350)	35.57

Outstanding at December 31, 2015	6,886,383	35.34

Vested and to be transferred to grantees at December 31, 2015	25,071,827

Vested and expect to vest at December 31, 2015	33,615,942